COMMITMENTS - Summary of future minimum lease payments under non-cancelable operating leases (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 51,439	$ 112,466
2014	102,878	102,878
2015	102,878	102,878
Total	$ 257,195	$ 318,222